Submission	Mar. 24, 2026
Submission [Line Items]
Central Index Key	0001841175
Registrant Name	CoinShares Bitcoin ETF
Registration File Number	333-252344
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	CoinShares Bitcoin ETF
Street 1	c/o CoinShares Co.
Street 2	437 Madison Avenue, 28th Floor
City	New York
State or Country Code	NY
Zip Code	10022
Reporting FY End Date	Dec. 31, 2025
Offset Table N/A	N/A
Securities 424I N/A